Consolidated Statement of Comprehensive Income - SEK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Statement of comprehensive income [abstract]
Interest income calculated using the effective interest method		kr 11,086	kr 13,625		kr 13,396
Other interest income		3,031	5,690		6,042
Interest expenses		(11,398)	(16,257)		(16,543)
Net interest income		2,719	3,058		2,895
Net fee and commission expense		(39)	(46)		(51)
Net results of financial transactions		18	(40)		21
Total operating income		2,699	2,972		2,865
Personnel expenses		(475)	(445)		(402)
Other administrative expenses		(239)	(229)		(222)
Depreciations and impairment of non-financial assets		(64)	(84)		(88)
Total operating expenses		(778)	(758)		(712)
Operating profit before credit losses		1,921	2,214		2,153
Net credit losses		(429)	(93)		(585)
Operating profit	[1]	1,491	2,121		1,568
Tax expenses		(309)	(438)		(324)
Net profit	[2],[3]	1,183	1,683		1,244
Items to be reclassified to profit or loss
Derivatives in cash flow hedges	[2]	3	56		63
Tax on items to be reclassified to profit or loss		0	(12)	[2]	(13)	[2]
Net items to be reclassified to profit or loss		3	44		50
Items not to be reclassified to profit or loss
Own credit risk	[2]	17	320		(23)
Revaluation of defined benefit plans	[2]	(10)	(9)		(6)
Tax on items not to be reclassified to profit or loss	[2]	(1)	(64)		6
Net items not to be reclassified to profit or loss		6	247		(23)
Total other comprehensive income	[2]	9	291		27
Total comprehensive income	[2],[3]	kr 1,192	kr 1,974		kr 1,271
Basic earnings per share (in SEK per share)	[4]	kr 296	kr 422		kr 313
Diluted earnings per share (in SEK per share)	[4]	kr 296	kr 422		kr 313

[1]

1 Interest payments received and expenses paid
Interest payments received	14,493	19,157	15,621
Interest expenses paid	11,635	15,869	12,313

[2]	1 The entire equity is attributable to the shareholder of the Parent Company.
[3]	1 The entire profit is attributable to the shareholder of the Parent Company.
[4]	2 The average number of shares in 2025 amounted to 3,990,000 (2024: 3,990,000).